Restricted Net Assets	12 Months Ended
Dec. 31, 2022
Restricted Net Assets [Abstract]
Restricted Net Assets
19	RESTRICTED N E T ASSETS
The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiary, the VIE and subsidiary of the VIE. Relevant PRC statutory laws and regulations permit payments of dividends by the Company’s PRC subsidiaries, the VIE and subsidiary of the VIE only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the Company’s subsidiaries, the VIE and VIE’s subsidiaries.
In accordance with the Regulations on Enterprises with Foreign Investment of China and the articles of association of the Company’s PRC subsidiary, a foreign-invested enterprise established in the PRC is required to provide certain statutory reserves, namely the general reserve fund, enterprise expansion fund and staff welfare and bonus fund, all of which are appropriated from net profit as reported in its PRC statutory accounts. A foreign-invested enterprise is required to allocate at least 10% of its annual after tax profit to the general reserve fund until such reserve has reached 50% of its registered capital based on the enterprise’s PRC statutory accounts. Appropriations to the enterprise expansion fund and staff welfare and bonus fund are at the discretion of the board of directors for all foreign-invested enterprises. These reserves can only be used for specific purposes and are not distributable as cash dividends. The WFOE was established as a foreign-invested enterprise and, therefore, is subject to the above mandated restrictions on distributable profits. No appropriations were made to statutory reserves by the WFOE during all periods presented due to losses incurred.
Additionally, in accordance with the Company Law of the PRC, a domestic enterprise is required to provide statutory surplus fund at least 10% of its annual after-tax
profits until such statutory surplus fund has reached 50% of its registered capital based on the enterprise’s PRC statutory financial statements. A domestic enterprise is also required to provide discretionary surplus fund, at the discretion of the board of directors, from the net profits reported in the enterprise’s PRC statutory financial statements. The aforementioned reserve funds can only be used for specific purposes and are not distributable as cash dividends. No appropriations were made to statutory reserves by the Company’s PRC subsidiary as a domestic enterprise, the VIE and the VIE’s subsidiaries during all periods presented due to losses incurred.
Foreign exchange and other regulations in the PRC may further restrict the Group’s VIE from transferring funds to the Company in the form of dividends, loans and advances. Amounts restricted include paid-in
capital and statutory reserves of the Group’s PRC subsidiaries and the equity of the VIE and its subsidiaries, as determined pursuant to PRC generally accepted accounting principles. As a result of these PRC laws and regulations, the PRC entities are restricted from transferring a portion of their net assets to the Company. As of December 31, 2021 and 2022, restricted net assets of
the Company’s PRC subsidiaries, the VIE and the VIE’s subsidiaries were RMB382,724 and RMB386,266 (US$56,003), respectively.